Loans (Allowance for Loan Losses and Recorded Investment in Loans by Portfolio Class) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Mar. 31, 2013	Dec. 31, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Allowance for Loan Losses:
Individually Evaluated for Impairment	$ 4,158			$ 5,323				$ 4,834
Collectively Evaluated for Impairment	10,955			10,109				10,401
Acquired with Deteriorated Credit Quality	150			88				77
Total Ending Allowance Balance	15,263		15,734	15,520		15,692	15,766	15,312		13,317	11,016
Loans:
Loans Individually Evaluated for Impairment	10,923			12,520				16,613
Loans Collectively Evaluated for Impairment	1,229,900			1,189,729				1,096,571
Loans Acquired with Deteriorated Credit Quality	9,851			11,174				16,121
Total Ending Loans Balance	1,250,674	[1]		1,213,423	[2]			1,129,305	[3]
Commercial and Industrial Loans and Leases [Member]
Allowance for Loan Losses:
Individually Evaluated for Impairment	496			1,279				466
Collectively Evaluated for Impairment	3,762			3,208				3,027
Acquired with Deteriorated Credit Quality	0			68				0
Total Ending Allowance Balance	4,258		4,753	4,555		4,707	4,460	3,493		3,713
Loans:
Loans Individually Evaluated for Impairment	2,511			2,547				3,567
Loans Collectively Evaluated for Impairment	342,557			331,920				287,924
Loans Acquired with Deteriorated Credit Quality	2,231			1,840				2,596
Total Ending Loans Balance	347,299	[1]		336,307	[2]			294,087	[3]
Commercial Real Estate Loans [Member]
Allowance for Loan Losses:
Individually Evaluated for Impairment	3,662			3,894				4,368
Collectively Evaluated for Impairment	4,824			5,017				4,852
Acquired with Deteriorated Credit Quality	150			20				77
Total Ending Allowance Balance	8,636		8,879	8,931		8,732	9,234	9,297		7,497
Loans:
Loans Individually Evaluated for Impairment	7,467			7,550				13,046
Loans Collectively Evaluated for Impairment	495,213			473,209				427,063
Loans Acquired with Deteriorated Credit Quality	7,333			9,037				13,209
Total Ending Loans Balance	510,013	[1]		489,796	[2]			453,318	[3]
Agricultural Loans [Member]
Allowance for Loan Losses:
Individually Evaluated for Impairment	0			150				0
Collectively Evaluated for Impairment	817			839				926
Acquired with Deteriorated Credit Quality	0			0				0
Total Ending Allowance Balance	817		766	989		890	751	926		750
Loans:
Loans Individually Evaluated for Impairment	945			2,423				0
Loans Collectively Evaluated for Impairment	177,017			180,152				170,513
Loans Acquired with Deteriorated Credit Quality	0			0				0
Total Ending Loans Balance	177,962	[1]		182,575	[2]			170,513	[3]
Home Equity Loans [Member]
Allowance for Loan Losses:
Individually Evaluated for Impairment	0			0				0
Collectively Evaluated for Impairment	313			141				258
Acquired with Deteriorated Credit Quality	0			0				0
Total Ending Allowance Balance	313		118	141		181	204	258		220
Loans:
Loans Individually Evaluated for Impairment	0			0				0
Loans Collectively Evaluated for Impairment	73,486			74,699				77,323
Loans Acquired with Deteriorated Credit Quality	0			0				0
Total Ending Loans Balance	73,486	[1]		74,699	[2]			77,323	[3]
Consumer Loans [Member]
Allowance for Loan Losses:
Individually Evaluated for Impairment	0			0				0
Collectively Evaluated for Impairment	199			214				190
Acquired with Deteriorated Credit Quality	0			0				0
Total Ending Allowance Balance	199		189	214		227	196	190		362
Loans:
Loans Individually Evaluated for Impairment	0			0				0
Loans Collectively Evaluated for Impairment	46,175			41,083				47,431
Loans Acquired with Deteriorated Credit Quality	140			148				164
Total Ending Loans Balance	46,315	[1]		41,231	[2]			47,595	[3]
Residential Mortgage Loans [Member]
Allowance for Loan Losses:
Individually Evaluated for Impairment	0			0				0
Collectively Evaluated for Impairment	280			186				402
Acquired with Deteriorated Credit Quality	0			0				0
Total Ending Allowance Balance	280		300	186		391	441	402		543
Loans:
Loans Individually Evaluated for Impairment	0			0				0
Loans Collectively Evaluated for Impairment	95,452			88,666				86,317
Loans Acquired with Deteriorated Credit Quality	147			149				152
Total Ending Loans Balance	95,599	[1]		88,815	[2]			86,469	[3]
Unallocated [Member]
Allowance for Loan Losses:
Individually Evaluated for Impairment	0			0				0
Collectively Evaluated for Impairment	760			504				746
Acquired with Deteriorated Credit Quality	0			0				0
Total Ending Allowance Balance	760		729	504		564	480	746		232
Loans:
Loans Individually Evaluated for Impairment	0			0				0
Loans Collectively Evaluated for Impairment	0			0				0
Loans Acquired with Deteriorated Credit Quality	0			0				0
Total Ending Loans Balance	$ 0	[1]		$ 0	[2]			$ 0	[3]

[1]	Total recorded investment in loans includes $4,969 in accrued interest.
[2]	Total recorded investment in loans includes $5,522 in accrued interest.
[3]	Total recorded investment in loans includes $5,756 in accrued interest.